Financial Instruments Assets and Liabilities Measured on Recurring Basis (Parenthetical) (Detail) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Footnotes to selected financial assets and liabilities:
Fair value of long-term debt	$ 40,100,000,000		$ 42,300,000,000
Short-term borrowings, carried at historical proceeds, as adjusted	4,018,000,000	[1],[2]	5,603,000,000	[1],[2]
Long-term debt, carried at historical proceeds, as adjusted	34,931,000,000	[3],[4]	38,410,000,000	[3],[4]
Wyeth [Member]
Footnotes to selected financial assets and liabilities:
Money market funds held in escrow	625,000,000		625,000,000
Interest rate swaps [Member]
Footnotes to selected financial assets and liabilities:
Instruments used as offsets (assets)	8,000,000
Foreign currency forward-exchange contracts [Member]
Footnotes to selected financial assets and liabilities:
Instruments used as offsets (assets)	169,000,000		326,000,000
Instruments used as offsets (liabilities)	141,000,000		186,000,000
Foreign Exchange Contract [Member]
Footnotes to selected financial assets and liabilities:
Instruments used as offsets (assets)			17,000,000
Instruments used as offsets (liabilities)	123,000,000		93,000,000
Fair value inputs Level 1 [Member]
Footnotes to selected financial assets and liabilities:
Available for sale equity securities, excluding money market funds	85,000,000		105,000,000
Fair value inputs Level 3 [Member]
Footnotes to selected financial assets and liabilities:
Available for sale equity securities, excluding money market funds	25,000,000
Foreign Currency Borrowings Designated As Hedging Instruments Short Term Liability At Fair Value [Member]
Footnotes to selected financial assets and liabilities:
Short-term borrowings, carried at historical proceeds, as adjusted			2,000,000,000
Foreign Currency Debt Designated As Hedging Instruments Long Term Liability At Fair Value [Member]
Footnotes to selected financial assets and liabilities:
Long-term debt, carried at historical proceeds, as adjusted	$ 919,000,000		$ 880,000,000

[1]	The differences between the estimated fair values and carrying values of these financial assets and liabilities not measured at fair value on a recurring basis were not significant as of December 31, 2011 or December 31, 2010.
[2]	Includes foreign currency borrowings with fair values of $2 billion at December 31, 2010, which are used as hedging instruments.
[3]	Includes foreign currency debt with fair values of $919 million at December 31, 2011 and $880 million at December 31, 2010, which are used as hedging instruments.
[4]	The fair value of our long-term debt is $40.1 billion at December 31, 2011 and $42.3 billion at December 31, 2010.